Commitments and Contingencies (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Long-term Purchase Commitment [Line Items]
Prepaid amount which will be used against the contract price of future newbuildings	$ 1,650,000
Purchase obligations
Payable amounts in 2017	$ 274,288
Aframax tankers
Long-term Purchase Commitment [Line Items]
Number of vessels under construction	5
Shuttle tanker
Long-term Purchase Commitment [Line Items]
Number of vessels under construction	1
VLCC tankers
Long-term Purchase Commitment [Line Items]
Number of vessels under construction	1